BEIJING BRUSSELS CENTURY CITY HONG KONG JAKARTA† LONDON LOS ANGELES NEWPORT BEACH	2765 Sand Hill Road Menlo Park, California 94025-7019 TELEPHONE (650) 473-2600 FACSIMILE (650) 473-2601 www.omm.com	NEW YORK SAN FRANCISCO SEOUL SHANGHAI SINGAPORE TOKYO WASHINGTON, D.C.

OUR FILE NUMBER

0594055-00009

WRITER’S DIRECT DIAL

650 473 2630

WRITER’S E-MAIL ADDRESS

May 24, 2013	pku@omm.com

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, D.C. 20549

Attention: Amanda Ravitz, Assistant Director

Re:	Montage Technology Group Limited
Draft Registration Statement on Form S-1 Confidentially Submitted
April 8, 2013
CIK No. 001375514

Dear Ms. Ravitz:

On behalf of Montage Technology Group Limited, an exempted company registered in the Cayman Islands (the “Company”), this letter is being sent in response to the comment letter from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) dated May 3, 2013 regarding the above-referenced Form S-1 (the “Registration Statement”), a draft of which was submitted on a confidential basis to the Commission. The Company is submitting herewith a revised draft Registration Statement on a confidential basis in accordance with Section 6(e) of the Securities Act of 1933, as amended (the “Securities Act”) and confirms that it continues to qualify as an “emerging growth company” as defined in the Securities Act.

Set forth below are the Registrant’s responses to the Staff’s comments. For your convenience, each of the Staff’s comments is set out immediately preceding the corresponding response. All references in the responses to pages and captioned sections are to the revised draft Registration Statement submitted herewith.

We have also included in the relevant sections of the Registration Statement, the Registrant’s unaudited interim consolidated financial statements for each of the three-month periods ended March 31, 2012 and 2013.

Prospectus Summary, page 1

1.	Please revise here to disclose the percentage of your revenue derived from each of your identified end markets.

Response:

The Company has revised the disclosure on pages 2 and 69 in response to the Staff’s comment.

2.	Please avoid the use of industry jargon and marketing language, such as “secular growth drivers.” In addition, where you make qualitative statements about your products or business, please provide objective support, or identify the statements as management’s belief. For example, explain what you mean when you describe your products as “solutions,” “high performance,” “end to end,” and “cost-efficient.”

Response:

The Company has revised the disclosure on pages 1, 5, 6, 14, 16, 43, 44, 67, 73, 74, 75, 78, 79 and 81 in response to the Staff’s comment to avoid the use of industry jargon and marketing language.

Regarding the use of “solutions,” “high performance,” “end to end” and cost-efficient,” the Company respectfully responds as follows:

•

Regarding “solutions,” the Company has added disclosure on pages 4, 5, 77 and 78 explaining that its set-top-box and memory interface solutions combine analog and mixed-signal semiconductors with field application and other support services. For set-top box solutions, the Company provides field application services to address the challenging operating conditions in emerging markets and collaborates with its end customers to design customized solutions along with its stand-alone or integrated semiconductors. For memory interface solutions, the Company works closely with each memory module manufacturer customer as well as server OEMs and CPU manufacturers to ensure its memory interfaces meet customer-specific design specifications. Due to the service and collaborative aspect of its offerings, the Company believes it is appropriate to use the term “solutions”. The Company’s field application and support services are typically completed prior to delivery of the semiconductors to the end customer.

•	Regarding “high performance,” the Company submits that both its set-top box solutions and its memory interface solutions achieve high performance standards in their respective markets.

For set-top box solutions, as disclosed in the first paragraph of page 1 and elsewhere in the revised draft Registration Statement, the Company’s set-top box solutions offer strong signal processing capabilities in the demanding operating conditions found in emerging markets, where the limited and oftentimes substandard broadcast network infrastructure requires more robust signal processing and performance capabilities than in developed markets. The Company has designed its set-top box semiconductors with the additional performance target to handle weak, distorted or off-specification signals to achieve a performance advantage over competing products.

For memory interface solutions, as disclosed on pages 5 and 78, their high performance is reflected by their high processing speed and strong signal integrity, which are the two key performance metrics for memory interfaces. The Company achieves these performance metrics at low power, which itself is an important metric among competitors. The Company submits that the high performance of the Company’s memory interface solutions is supported by the fact that it is one of only two LRDIMM memory buffer suppliers validated by Intel Corporation for DDR3 technology, the most prevalent industry standard. The Intel validation process is rigorous and only one other memory interface supplier has passed the validation for DDR3 technology. In addition, the Company meets with Intel on a regular basis, and receives feedback and evaluation results of the Company’s memory interfaces from Intel at these meetings. The feedback and evaluation results the Company has received at these meetings have confirmed that the Company’s memory interfaces not only meet Intel’s basic specification requirements, but also often meet Intel’s “stretch” performance goals, which are significantly higher than the basic specification requirements.

•	Regarding “end-to-end,” the Company has removed all references to “end-to-end” from the Registration Statement.

•

Regarding “cost-efficient,” the Company has revised the disclosure on page 76 to further clarify how the Company’s technology platform approach enhances the cost-efficiency of its product design process and its solution offerings.

3.	Refer to the second paragraph under “Our Company.” You appear to describe your advantage as resulting from “complex product design, long life cycles and stringent qualifications” as well as “high barriers to entry,” fragmentation and a diversity of requirements. It is not clear, however, how your products address these specific market characteristics in a way that confers an advantage on you. Please revise.

Response:

The Company respectfully submits that the Company believes the “complex product design, long life cycles and stringent qualifications” characteristics of the markets in which it operates result in barriers to entry for potential competitors into the markets. The Company believes that its core technology strength and investment in its technology have enabled it to be able to undertake complex product designs and meet stringent qualifications as reflected in its market position. The Company further believes that new entrants, especially those attempting to compete in China, would have difficulty replicating the Company’s success due to the technological and qualification requirements of its markets. In addition, the relatively long product life cycles in the Company’s markets, in particular the set-top box segment of the home entertainment market where product life cycles typically last a number of years, further enhances the difficulty of new entrants effectively competing against established market players like the Company. The Company has revised the disclosure on pages 1 and 68 to further clarify this point.

The Company respectfully submits that the fragmentation and diversity of requirements of the set-top box market enhances the importance of local knowledge in this market. As a result, the Company believes its close collaboration with, and close proximity to, its end customers in Asia is one of the Company’s competitive strengths and has created further entry barriers for new competitors. In addition, the Company’s technology platform provides enhanced flexibility in developing semiconductor solutions tailored to local market requirements, which is a competitive advantage in a fragmented market with diverse local requirements. The Company has revised the disclosure on pages 1, 68, 74 and 76 to further clarify this point.

4.	We note the prominence of your disclosure regarding Intel’s validation of your LRDIMM for DDR3. Please explain more clearly here what this product does and who your end customer is.

Response:

The Company has revised the disclosure on pages 1-2 and 68 to clarify how the Company’s memory interface solutions relate to LRDIMMs for DDR3 and to clarify that the Company’s end customers are memory module manufacturers, which incorporate the Company’s memory interfaces into DIMMs, including LRDIMMs, produced by those memory module manufacturers.

5.	In addition, please revise to explain how much of your 2012 revenue is attributable to sales of your LRDIMM for DDR3, discuss the relevance of that product to your anticipated future revenue and explain why Intel validation is important to your business.

Response:

The Company has revised the disclosure on pages 2 and 68-69 in response to the Staff’s comment.

6.	Explain the “challenging operating conditions” in emerging markets and describe how your products are uniquely suited to address those conditions.

Response:

The Company has revised the disclosure on pages 1, 5, 68 and 77 in response to the Staff’s comment to clarify the nature of the challenging operating conditions in emerging markets and how the Company’s products are designed to address those challenging operating conditions.

Corporate Information, page 6

7.	In an appropriate place in your prospectus, please disclose your industry category under the Chinese Catalogue for the Guidance of Foreign Investment Industries and describe how your corporate structure reflects applicable regulatory requirements for foreign owned companies in the People’s Republic of China. Please also discuss the evolution of your corporate structure, including your restructuring in 2010 and your planned acquisition in Macau and describe how applicable regulations were considered. Consider whether a graphic representation may aid in an understanding of your structure.

Response:

The Company has added the requested disclosure on pages 83-84 in response to the Staff’s comment. The Company supplementally advises the Staff that, other than as described in the disclosure on page 83 relating to the acquisition of Sonoma Macao to enjoy certain preferential tax policies offered by the Macao government, the Company’s 2013 restructuring was not driven by regulatory considerations.

We incorporate third party technologies for the development, page 18

8.	We note your disclosure here and on page 73 that you hold one material license to a third-party designed CPU. Please describe the material terms of that license, including termination provisions and tell us why you do not believe the license is a material agreement required to be filed as an exhibit to the registration statement.

Response:

The Company has revised the disclosure to reflect the Company’s belief that the license is not a material agreement and the risk of termination is immaterial to the Company’s business and financial results. The Company believes there are no significant obstacles to sourcing substantially equivalent technology from alternative sources, and sourcing the technology from an alternative source would not result in the Company incurring material costs. As such, the Company has removed the referenced risk factor and revised the disclosure on page 81.

We may be required by the PRC tax authorities, page 24

9.	Please disclose whether the restructuring you plan to effect in May 2013 referenced on page F-32 will trigger the tax described here, and if so, whether you expect the tax to have a material effect on your results.

Response:

The Company respectfully submits that the May 2013 restructuring referenced on page F-32 will not trigger the potential tax consequences described under the referenced risk factor as the restructuring does not involve any direct or indirect transfer of equity interest in the PRC operating subsidiaries of the Company. As described in the response to comment #7 above, the purpose of the acquisition of Sonoma Macao was to allow the Company to enjoy certain preferential tax policies offered by the Macao government.

10.	Please make clear whether you are seeking certification by PRC tax authorities or include discussion of the procedures by which PRC tax authorities may select your transactions for review.

Response:

The Company has revised the disclosure on page 25 in response to the Staff’s comment.

Restrictions on currency exchange, page 24

11.	Please reconcile your statement here that failure to obtain necessary approval or complete necessary registration to transfer proceeds from this offering to your PRC subsidiaries could adversely affect those subsidiaries’ liquidity and their ability to fund their working capital and meet obligations with your disclosure on page 50 in “Liquidity and Capital Resources” that your current cash will be sufficient to fund operations for the next 12 months.

Response:

The Company has revised the disclosure on pages 26 and 37 to clarify that the Company does not have any current intention to use the proceeds from the offering to fund the operations or capital expenditures of its subsidiaries in China or otherwise transfer the proceeds into China. The Company respectfully submits that it expects to use the proceeds from the offering for general corporate purposes outside of China, including working capital for its non-PRC operating subsidiaries and making payments to its suppliers overseas, or for capital expenditures or possible future acquisitions outside of China. As a result, the Company does not expect the restrictions and approval requirements discussed in the risk factor will have any material effect on the Company’s liquidity situation or ability to fund its working capital requirements.

The Approval of the China Securities Regulatory Commission, page 25

12.	We note your conclusion of your status is based upon advice of counsel. Please identify counsel and provide a consent under Rule 436 of the Securities Act of 1933.

Response:

The Company respectfully advises the Staff that the Company has identified the name of its PRC legal counsel, Commerce & Finance Law Offices, in the referenced disclosure. In addition, the Company will file the consent of Commerce & Finance Law Offices as Exhibit 23.4.

We could be subject to penalties under PRC law, page 26

13.	Please clarify the meaning of the term “greenfield investment” under Circular 75 and discuss any foreign exchange regulations related to Circular 75.

Response:

The Company has revised the disclosure on page 27 in response to the Staff’s comment.

We are an emerging growth company, page 28

14.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response:

The Company respectfully confirms that neither it nor any authorized person on its behalf has provided any written materials concerning this offering to potential investors in reliance on Section 5(d) of the Securities Act. The Company further confirms that, to its knowledge, no research report about it has been published or distributed in reliance upon Section 2(a)(3) of the Securities Act by any broker or dealer that is participating or will participate in this offering. The Company intends to present written materials to potential investors in reliance on Section 5(d) of the Securities Act in the future. The Company will provide the Staff with such materials when they are finalized and any applicable reports if it becomes aware of any going forward.

We are a foreign private issuer within the meaning of the rules, page 31

15.	We note that you have filed a Form S-1. Please reconcile your disclosure in this risk with your disclosure under “Where you can find more Information,” page 115.

Response:

The Company has revised the disclosure on page 127 in response to the Staff’s comment.

Market, Industry and Other Data, page 35

16.	Please provide copies of all third party data that supports your disclosure, marked to show where the materials provide such support. In addition, since you have obtained a consent from an expert source, it does not appear appropriate to generally attribute statements throughout to one or more market data sources. Finally, since you are responsible for information not otherwise derived from the quoted sources, the limiting language in this section is not applicable to disclosure derived from your “knowledge of the markets.” Please revise accordingly. Finally, please provide the precise date of the Gartner data, since you have limited its applicability to that date.

Response:

The Company is supplementally providing the Staff an index that sets forth the referenced third-party statements in the prospectus and page numbers of the revised draft Registration Statement where such statements appear, with cross-references to marked copies of the underlying supporting materials.

In addition, the Company has revised the disclosure on page 36 regarding the Gartner data in response to the Staff’s comment.

Capitalization, page 37

17.	Please remove cash and cash equivalents from your capitalization table, as cash and cash equivalents are not a component of capitalization.

Response:

The Company has revised the disclosure on page 38 in response to the Staff’s comment.

Results of Operations, page 47

Revenue, page 47

18.	When individual line items disclosed in your income statements significantly fluctuate in comparison to the comparable prior period, management should quantify and disclose the nature of each item that caused the significant change. For example, please specifically quantify each material factor, i.e. price changes, product mix and / or volume changes, causing the aggregate change in your revenues between fiscal periods and disclose the nature of or reason for each factor causing the aggregate change. Your revised analysis should discuss the underlying material causes of the factors described as well as the known or expected future impact of any referenced factors on operating results. For further guidance, please refer to Item 303 and the related instructions in Regulation S-K as well as SEC Interpretive Release No. 33-8350.

Response:

The Company has revised the disclosure on pages 49-52 in response to the Staff’s comment.

Liquidity and Capital Resources, page 49

19.	We note from your disclosures on page F-32 that there are restrictions on transfers of the net assets from your PRC subsidiaries. Please revise your liquidity discussion to disclose and explain the restrictions and to disclose the known or expected impact of such restrictions on your liquidity. Alternatively, tell us why you believe that no additional disclosures are necessary.

Response:

The Company has revised the disclosure on page 54 in response to the Staff’s comment.

Revenue Recognition, page 52

20.

We note that you defer revenue on sales to third-party independent distributors. Given the significance of these sales, it appears as though impairments of your deferred costs and credits for changes in selling prices may be reasonably likely to have a material impact on your results of operations, liquidity or capital resources. Please revise the notes to the financial statements to disclose your policy for assessing such deferred costs and credits for impairment. If significant, please revise your MD&A to include similar disclosure accompanied by a discussion of the impact in each reported period. Your discussion could also include a roll-forward of your deferred margin liability account. Further, please discuss any trends noted over the reported periods. Refer to Item 303(a) of Regulation S-K.

Response:

The Company respectfully advises the Staff that deferred margin, net represents the gross margin on sales to distributors which are deferred for recognition as profit to a later date. Deferred margin, net is calculated as 1) deferred revenue that is recorded based on the amount of the sale price that the Company is entitled to bill the distributor at the time of shipment to the distributor based on the terms of the distribution agreement, less 2) deferred cost of revenue, representing the costs of products shipped to the distributor.

Under the Company’s contract with LQW Technology Company Limited (“LQW”), which has been a distributor for the Company’s products since October 2011 and was the Company’s largest distributor in 2012 and the three months ended March 31, 2013, the Company is entitled to bill only a portion of the total sale price at the time of shipment (deferred revenue), with the remainder billed upon sale by LQW to the end customer. The portion billed upon sale by LQW to the end customer is recognized as revenue directly (rather than initially as deferred revenue) as the sale price is fixed and determinable and all criteria for revenue recognition is met.

For the Company’s other distributors, the Company is typically entitled to bill the entire sale price at the time of shipment to the distributor, with such amount recorded as deferred revenue upon shipment and recognized as revenue when sales from the distributor to the end customer occurs.

The distributors resell the Company’s products to end customers at a range of individually negotiated prices based on a variety of factors, including the identity of the end customer and its historical relationship with the Company, the type of product sold and sales quantity. With reference to these factors, according to the terms of the Company’s distribution agreement with the distributor, the Company adjusts the original sale price to the distributor based on the actual resale price from the distributor to end customers. Primarily because of the uncertainty related to the final price, the Company defers recognition of revenue and cost of sales to distributors until the products are sold by the distributors to end customers. The amount of gross margin the Company recognizes in future periods may be more than or less than the originally recorded deferred margin, net as a result of any price adjustment. The Company records price adjustments against deferred margin, net at the time of the distributor’s sale to the end customer.

For the years ended December 31, 2010, 2011 and 2012, the total net price adjustments were a downward adjustment of $1.4 million, or 4.9% of total revenue, an upward adjustment of $0.3 million, or 0.7% of total revenue, and a downward adjustment of $0.3 million, or 0.3% of total revenue, respectively. The decreasing trend in total price adjustments from 2010 to 2011 and 2012 was primarily due to increased sales of solutions that had relatively stable pricing and an increasing proportion of sales to LQW.

Deferred cost of revenue, a component of deferred margin, net, is stated at the lower of cost or market value. The Company evaluates whether its deferred cost of revenue has been impaired based on expected net cash flows to be received for the deferred items. There was no impairment for the deferred cost of revenue for the years ended December 31, 2010, 2011 and 2012.

The deferred revenue and deferred cost of revenue on sales to distributor activity for the years ended 2010, 2011 and 2012 was as follows:

(Dollar In thousands)	Year Ended December 31,
	2010	2011	2012
Balance at the beginning of the period	$1,979	$828	$5,147
Revenue deferred upon shipment to distributors	23,739	53,085	40,456
Cost of sales deferred upon shipments to distributors	(14,933)	(23,426)	(31,655)
Revenue recognized upon resale from distributors to end customers	(23,780)	(43,747)	(37,007)
Cost of sales recognized upon resale from distributors to end customers	15,247	18,066	24,515
Price adjustments to distributors	(1,424)	341	(256)

Balance at the end of the period	$828	$5,147	$1,200

The following table shows a reconciliation from revenue recognized upon resale from distributors to end customer per the roll-forward of the deferred margin, net above to revenue of the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2010, 2011 and 2012.

(Dollar In thousands)	Year Ended December 31,
	2010	2011	2012
Revenue recognized upon resale from distributors to end customers (through deferred revenue)	$23,780	$43,747	$37,007
Revenue recognized upon resale from LQW to end customers (recorded directly in revenue) (1)	—	—	29,007
Revenue recognized for the Company’s sales directly to end customers	5,298	6,591	12,231

Total	$29,078	$50,338	$78,245

(1).	LQW has been a distributor for the Company’s products since October 2011 and no revenue was recognized through sales by LQW for the year ended December 31, 2011.

In summary, the Company respectfully advises the Staff that (a) as revenue is not recognized until sell-through to the end customer, there is no exposure or impact on net income (loss) of price changes as revenue is not recognized until price is fixed, (b) the risk of lack of recoverability of deferred costs is monitored in the same way as inventory, via a lower-of-cost-or-market analysis and (c) for the reasons described in (a) and (b), changes in accounts receivable and deferred margin, net recognized on the consolidated balance sheets as a result of price adjustments impact the consolidated balance sheet only, and have not been, nor are they expected to be, material to the consolidated balance sheets.

The Company has revised the disclosure on pages 58-59 and in Note 1(n) on pages F-13-14 in response to the Staff’s comment.

21.	In a related matter we noted disclosures on page 16 that “We have sold a substantial majority of our set-top box solutions to end customers through three independent distributors ….and typically settle accounts receivables with our distributors after the products are sold to the end customers.” Please further explain what you mean by the referenced disclosures. Also, tell us how the referenced disclosures impact your required U.S. GAAP accounting for sales to distributors. In this regard, we noted disclosures on page F-11 indicate that “Upon shipment to the distributor, the Company records accounts receivable from the distributors based on the amount it is entitled to bill the distributors according to contractual arrangements”.

Response:

The Company respectfully advises the Staff that, for sales to distributors, accounts receivable are recorded when the Company is entitled to bill the distributor according to the terms of the distribution agreement. As discussed in the response to comment #20 above, under the Company’s contract with its largest distributor in 2012, LQW, the Company is entitled to bill a portion of the total sale price at the time of shipment by the Company to the distributor, with the remainder billed upon sale by LQW to the end customer. For the Company’s other distributors, the Company is typically entitled to bill the entire sale price at the time of shipment. According to the contractual terms between the Company and its distributors, the distributors are obligated to make payment to the Company on a current basis for amounts billed, generally on a monthly basis.

For amounts billed at the time of shipment, accounts receivable and the corresponding deferred margin, net on such amounts are recorded at the time of shipment. The distributors are typically obligated to pay such amounts during the calendar month following the month in which the bill is issued. As the collectability of such billed amounts is reasonably assured, there is no impact on the subsequent recognition of revenue when the distributors resell the products to end customers, which is when the sale price to distributors is fixed or determinable, taking into account the applicable price adjustment, and all criteria for revenue recognition is met.

In the case of LQW, for the remainder of the sale price billed upon sale by LQW to the end customer, accounts receivable are recorded at the time of the sale to the end customer, and the account receivable is payable during the calendar month following the month of billing. As the collectability of such billed amount is reasonably assured, the sale price is fixed and determinable and all criteria for revenue recognition is met, the Company records the amount billed as revenue.

The Company supplementally advises the Staff that historically it has had no bad debt expenses.

The Company revised the disclosure on page 17 and pages 58-59 to clarify how the Company records and collects accounts receivable with its distributors.

Stock-Based Compensation, page 54

22.	We note that in determining your stock-based compensation you relied on retrospective valuations. Please progressively bridge the fair value per share determinations in each valuation to the current estimated IPO price per share. We will delay our assessment of your response pending inclusion of the estimated IPO price in the filing.

Response:

The Company respectfully advises the Staff that the estimated IPO price per share has not yet been determined. The Company confirms that once the estimated IPO price is available, it will update the disclosure to progressively bridge the fair value per share determination in each valuation to the estimated IPO price per share.

Business, page 62

23.	Please provide the information on backlog orders called for by Item 101(c)(1)(viii) of Regulation S-K.

Response:

The Company has revised the disclosure on page 82 in response to the Staff’s comment.

Cloud Computing Market, page 64

24.	We note that only 6% of your revenue in 2012 was attributable to sales of your memory interface solutions. In light of this, please tell us why you think it is appropriate to include the prominent graphic displayed here illustrating the projected growth in cloud-based software solutions.

Response:

The Company respectfully submits that the referenced graphic is appropriate to include for the following reasons:

•

As disclosed on pages 71-72, the Company expects that the growth of demand for the Company’s memory interface solutions to be driven by the increase in mobile cloud traffic due to the high demands mobile cloud traffic puts on data center memory capacity. Therefore, the expected growth in mobile cloud traffic is directly relevant to the growth in demand for the Company’s memory interface solutions.

•

As disclosed in various parts of the prospectus, the Company expects its memory interface solutions revenue to grow as a percentage of total revenue. Therefore, the Company believes that its future growth and success will depend to a significant extent on its ability to grow its memory interface solutions revenue.

•	The Company believes that providing the data on expected mobile cloud traffic in the form of a graphic is clearer and more readily understandable for investors.

As a result, the Company believes inclusion of the graphic is important to investors to evaluate the Company’s overall potential growth prospects.

Our Competitive Strengths, page 66

25.	Refer to the third sentence in the first paragraph of this section. Please disclose the basis of your belief that your product consumes significantly less power than that of your competitor’s LRDIMM that has also been validated by Intel.

Response:

The Company has revised the disclosure on page 72 in response to the Staff’s comment.

End Customers, page 71

26.	Please identify the 10% customer you reference in this section or tell us why you do not believe such disclosure is necessary. See Item 101(c)(vii) of Regulation S-K.

Response:

The Company has revised the disclosure on page 79 in response to the Staff’s comment.

Facilities, page 75

27.	Please file the leases relating to your principal executive offices in Shanghai and those relating to your operations in China as exhibits to the registration statement. See Item 601(b)(10)(ii)(D) of Regulation S-K.

Response:

The Company has added the lease agreements for its principal executive office in Shanghai to the exhibit table as requested, as Exhibit 10.10 to the Registration Statement. The Company respectfully advises the Staff that it believes the leases relating to the Company’s operations in other locations in China are not material to the Company and therefore should not be filed.

Employment Agreements, page 84

28.	Please tell us whether the compensation that Mr. Yang and Mr. Tai receive under their employment agreements with Montage Shanghai is in addition to the compensation they receive under their employment agreements with you. If so, please include any compensation that Mr. Tai was entitled to receive under this agreement in December 2012 in the summary compensation table.

Response:

The Company respectfully confirms that the compensation Dr. Yang and Mr. Tai received under their employment agreements with Montage Shanghai is in addition to the compensation paid by the Company to Dr. Yang and Mr. Tai in 2012.

The Company also confirms that the summary compensation table on page 93 includes the total aggregate compensation received by Dr. Yang and Mr. Tai in 2012. The Company supplementally notes that the currently effective employment agreements with Dr. Yang and Mr. Tai disclosed on pages 93-94 were entered into during 2012 and early 2013. Their previous employment agreements had lower compensation, which is why their total compensation in the table on page 93 is less than the aggregate annual compensation under their current employment agreements.

Related Party Transactions, page 89

29.	Please identify the shareholders who are parties to the Investor Rights Agreement who are related parties and the basis on which they are related parties. See Item 404(a)(1) of Regulation S-K.

Response:

The Company has revised the disclosure on page 98 in response to the Staff’s comment.

Description of Share Capital, page 94

30.	Please include discussion of the significance of being an exempted Cayman Islands company.

Response:

The Company has revised the disclosure on page 103 in response to the Staff’s comment.

Register of Members, page 98

31.	Describe in detail the procedures and timing required to make appropriate entries into your register of members.

Response:

The Company has revised the disclosure on page 107 in response to the Staff’s comment.

Taxation, page 103

32.	Here and under “Enforceability of Civil Liabilities” on page 114, please include discussion of all material jurisdictions as necessary, for example, Hong Kong.

Response:

The Company has revised the disclosure under “Enforceability of Civil Liabilities” on page 126 in response to the Staff’s comment. The Company supplementally advises that, based on the location of the Company’s assets, the Company does not believe there are any material jurisdictions that should be discussed in “Enforceability of Civil Liabilities” other than the Cayman Islands, China and Hong Kong.

Regarding the “Taxation” section, the Company respectfully submits that the “Taxation” section discloses all material jurisdictions (the Cayman Islands, China, and the United States) that are relevant to prospective U.S. investors in connection with their investment in the offering. Although the Company has subsidiaries operating in other jurisdictions (e.g., Hong Kong), U.S. investors in the offering should not be subject to or directly impacted by taxation in those jurisdictions solely as a result of investing in the offering. Accordingly, the Company believes that including such other jurisdictions in the “Taxation” section would not provide any meaningful information to potential investors.

33.	Please include the effective date of the undertaking you have obtained from the Governor of the Cayman Islands referenced under the caption “Cayman Islands Taxation.”

Response:

The Company has included the effective date of the undertaking on page 113 in response to the Staff’s comment.

Dividends on Ordinary Shares, page 105

34.	Please make clear the “minimum holding period requirement” referenced in the first paragraph under this caption.

Response:

The Company has revised the disclosure on page 115 in response to the Staff’s comment.

Index to Consolidated Financial Statements, page F-1

Notes to Consolidated Financial Statements, page F-7

Note 1 – Organization and Summary of Significant Accounting Policies, page F-7

O – Warranty, page F-12

35.	We note that you provide a standard one-year warranty and for certain customers it may be longer than one-year. Please explain to us the circumstances under which you offer warranties for periods longer than one-year. Please also explain your methodology and any significant assumptions you use in determining your estimate of warranty costs for these extended warranties.

Response:

The Company respectfully advises the Staff that, since the Company’s inception, the Company has never offered a warranty for any customer longer than one year. The previous disclosure “although it may offer a longer period for certain customers” was intended to explain that the Company may offer extended warranties to certain customers in the future. To avoid confusion, the Company has removed this disclosure from its accounting policy in Note 1.(o) on page F-14.

The Company respectfully advises the Staff that, the Company estimates warranty costs associated with its products sold in each period based on historical experiences of customer claims for warranty and the costs incurred to meet such warranty claims. At the end of each reporting period, the Company accrues warranty expenses based on the historical warranty costs incurred as a percentage of cost of revenue for the twelve-month period immediately prior to each reporting date. For the year ended December 31, 2010, 2011 and 2012, the ratio for the accrual of warranty expenses over cost of revenue for the same year was 0.5%.

X – Foreign Currency Translation, page F-14

36.	We note that the functional currency of your subsidiaries not incorporated in the PRC is the USD. Given that many of these subsidiaries are not incorporated in the U.S., please explain to us how you determined that the USD was the proper functional currency for non-PRC subsidiaries. Refer to FASB ASC 830-10-45 paragraphs 3 through 6.

Response:

The Company has revised the disclosure in Note 1(x) on pages F-17 in response to the Staff’s comment.

The Company respectfully advises the Staff that the Company determines the functional currency of the Company and its subsidiaries based on the primary currency in which such an entity conducts business and holds its assets. To determine the functional currency of each legal entity, management assesses various indicators, including cash flows, sales price and market, expenses and financing.

The functional currency of Montage Technology Group Limited, the Company, and its two subsidiaries incorporated in Cayman Islands, is the U.S. dollar as the majority of their assets, liabilities and transactions, such as intragroup purchases and sales as well as intragroup royalty fees and research and development charges, are denominated in U.S. dollars.

The Company has three subsidiaries incorporated in Hong Kong, including (i) Montage Semiconductor Hong Kong Company Limited (“MS HK”) which is the holding company of Montage Semiconductor (Shanghai) Co., Limited (“MS SH”), (ii) Montage Technology Hong Kong Company Limited (“MT HK”), which is the holding company of Montage Technology (Shanghai) Co., Limited (“MT SH”) and (iii) Montage Technology Company Limited (“MT Company”), which is a subsidiary of MT SH and primarily responsible for the sale and purchase activities of the Company.

As a holding Company in Hong Kong, the cash flows for MS HK and MT HK are limited to long-term investments, and their cash, paid-in capital and long-term investments are denominated in U.S. dollars. Therefore, the functional currency for MS HK and MT HK is U.S. dollars.

MT Company is incorporated in Hong Kong and responsible for the majority of sales and purchases of the Company. Semiconductor industry pricing is typically in U.S. dollars and the third-party wafer foundries and manufacturing contractors’ processing charges, production raw materials and cost are also denominated in U.S. dollars. As such, MT Company enters into sales and purchase contracts in U.S. dollars and settles related receivables and payables in U.S. dollars with external third parties and inter-companies. In addition, inter-company charges between MT Company and the Company or its subsidiaries are also denominated and settled in U.S. dollars. The Company concluded that the primary economic environment in which the MT Company operates is in U.S. dollars, which is determined to be the functional currency of MT Company.

The functional currency for the subsidiary incorporated in Taiwan, which is a research and development center of the Company incorporated in October 2012, is Taiwan dollars as a majority of its transactions are denominated in Taiwan dollars.

The Company supplementally advises the Staff that the primary function of the Company’s subsidiaries incorporated in the PRC is research and development activities and, from time to time, they purchase products from third-party wafer foundries and manufacturing contractors’ incorporated in the PRC to resell to MT Company. The PRC subsidiaries’ purchases and research and development expenditures incurred in the PRC are denominated in Renminbi (“RMB”), while the PRC’s subsidiaries’ sales to MT Company and research and development charges to the Company or MT Company are denominated in U.S. dollars. The Company determined that the functional currency of its PRC subsidiaries is RMB given that (i) except for sales to MT Company and research and development charges to the Company and MT Company, the PRC’s subsidiaries’ purchases and research and development expenditures are denominated and settled in RMB and (ii) the PRC subsidiaries typically convert the U.S. dollars they receive from the Company or MT Company into RMB for use in their operations as all of their expenditures are denominated in RMB.

Note 2 – Inventories, page F-16

37.	We see this note indicates you have inventory reserve balances. Please confirm and revise this note to clarify, if true, that your inventory valuation policies comply with the guidance at FASB ASC 330-10-35-14.

Response:

The Company has revised the disclosure in Note 2 on page F-19 to clarify that the Company’s inventory valuation policies comply with the guidance at FASB ASC 330-10-35-14.

Note 10 – Stock Option Plan, page F-22

38.	We note that in connection with estimating the fair value your option grants you have used the historical volatility of select comparable publicly traded companies. Please describe to us in greater detail the nature of the comparable publicly traded companies you selected and the basis for your conclusion to select those companies. Discuss how you considered factors such as industry, stage of life cycle, size and financial leverage when selecting the comparable companies. Refer to 718-10-55 paragraphs 36 and 37 of the FASB Accounting Standards Codification and Question 6 in SAB Topic 14.D.1.

Response:

The Company respectfully advises the Staff that the Company has selected four publicly traded companies in the semiconductor design related business listed in the United States or Taiwan for reference as comparable companies. The selected publicly traded companies are Skyworks Solutions Inc (NasdaqGS: SWKS), Hittite Microwave Corp (NasdaqGS: HITT), Marvell Technology Group Ltd (NasdaqGS: MRVL) and ALI Corp (Taiwan: 3041).

The Company chose these companies as comparables because they are engaged in the semiconductor design sector and provide products and services with comparable functionality to the Company’s products and services. The Company has also determined that the business nature, stage of business development and degree of financial leverage of the comparable companies are similar to the Company. Because the size of the Company is smaller than the size of the selected comparable companies, the Company has performed an analysis on the correlation between the size and historical price volatility of the selected comparable companies and noticed that there was no observable correlation between the size and historical price volatility for the selected comparable companies at each of the valuation dates over the tracking period, which covered the period from 2006 through 2012. Based on the available information and the Company’s observations, the Company has determined that the historical volatility of these selected publicly traded companies is a reasonable basis that market participants would likely use in determining an exchange price for the Company’s stock options.

Note 12 – Net Income (Loss) Per Share, page F-29

39.	We note that your net income allocation to preferred shares was $3.8 million and $15.1 million for the years ended December 31, 2011 and 2012, respectively. Please tell us and revise the disclosures in this note to explain how the allocations to preferred shares and re-allocations to common stock holders were calculated. Please cite the U.S. GAAP that supports your calculations.

Response:

The Company respectfully advises the Staff that the Company’s preferred shares are participating securities and as such would be included in the calculation of basic earnings per share (“EPS”) under the two-class method pursuant to ASC 260-10-45-60A and 60-B. According to the contractual terms of the preferred shares, the preferred shares do not have a contractual obligation to share in the losses of the Company under ASC 260-10-45-67. Therefore no loss was allocated to the preferred shares in the computation of basic loss per share for the year ended December 31, 2010.

As disclosed in Note 9 “Convertible Preferred Shares – Dividends,” the Series A, Series B, Series B-1 and Series B-2 convertible preferred shares are entitled to noncumulative dividends at 8% of their original issuance price per share and share the remaining undistributed earnings ratably among the holders of common and preferred shares on an as-if-converted basis. Accordingly, the amount of allocations of net income to preferred shares for the years ended December 31, 2011 and 2012 were calculated as follows:

Dollars in Thousands		For the Year Ended December 31,
		2011	2012
Net Income		$4,972	$18,281
Less: Accretion to preferred shares (Note 9)		(1,147)	(55)

Net income net off accretion		3,825	18,226

Less: Dividend	a	(3,459)	(3,459)

Undistributed earnings available for allocation		366	14,767

Less: Undistributed earnings attributable to preferred shares	b	(289)	(11,653)

Undistributed earnings for basic EPS calculation		$77	$3,114

Total allocation of net income to participating preferred shares	c=a+b	$(3,748)	$(15,112)

Number of preferred shares	d	40,409	40,409

Allocated income per preferred shares	e=c/d	$0.09	$0.37

a.	Noncumulative dividend of 8% of the original issuance of each series of preferred shares.
b.	Calculated based on the percentage of preferred shares, on an as-if-converted basis, 79.1% and 78.9% of the total number of common and preferred shares for the years ended December 31, 2011 and 2012, respectively.

In addition, the Company respectfully advises the Staff that, for determining the numerator for diluted EPS calculations, the above undistributed earnings for basic EPS calculations are adjusted to add back any allocations for preferred shareholders (i.e. accretion, dividends and net income allocated to preferred shares). However, the numerator is not adjusted for these allocations if the impact would be anti-dilutive. Convertible preferred shares are anti-dilutive whenever the amount of the dividend declared for the current period per common share obtainable on conversion exceeds basic EPS. For the years ended December 31, 2011 and 2012, because the allocated net income per share to participating preferred shares of $0.09 and $0.37, respectively, exceeded the basic EPS of $0.01 and $0.29 per common share, the preferred shares are considered anti-dilutive and were not included in diluted EPS calculations.

As the incremental shares for stock options have a dilutive impact on basic EPS and were included in the calculation of diluted EPS for the years ended December 31, 2011 and 2012, the inclusion of these incremental shares dilutes preferred shareholders’ share of the undistributed earnings available for allocation on an as-if-converted basis. Consequently, for diluted EPS calculation as prescribed by FAS 128R, the net income allocated to participating preferred shares was decreased by $22,000 (from $3,748,000 to $3,726,000) for the year ended December 31, 2011 and by $1,059,000 (from $15,112,000 to $14,053,000) in 2012. As a result, undistributed earnings re-allocated to common stock were $22,000 and $1,059,000, respectively, for the years ended December 31, 2011 and 2012, as calculated below:

Dollars in Thousands		Year Ended December 31,
		2011	2012
Net Income		$4,972	$18,281
Less: Accretion to preferred shares (Note 9)		(1,147)	(55)

Net income net off accretion		3,825	18,226

Less: Dividend	a	(3,459)	(3,459)

Undistributed earnings available for allocation		366	14,767

Less: Undistributed earnings attributable to preferred shares	b	(267)	(10,594)

Undistributed earnings for basic EPS calculation		$99	$4,173

Total allocation of net income to participating preferred shares	c=a+b	$(3,726)	$(14,053)

Amount allocated to participating preferred shares for basic EPS	d	(3,748)	(15,112)

Undistributed earnings re-allocated to common stock holders	e=c-d	$22	$1,059

a.	Noncumulative dividend of 8% of the original issuance of each series of preferred shares.
b.	Calculated based on the percentage of preferred shares, on an as-if-converted basis, 73.18% and 71.74% of the total number of common shares, preferred shares and incremental shares for stock option for the years ended December 31, 2011 and 2012, respectively.

The Company has revised the disclosure in Note 12 on pages F-35-36 in response to the Staff’s comment.

Note 16 – Subsequent Events, page F-31

40.	Please tell us more about the pending acquisition of Sonoma Commercial Offshore, Ltd, including how you plan to account for the transaction and the U.S. GAAP that you considered when determining the required accounting.

Response:

The Company respectfully advises the Staff that the purpose of the acquisition of Sonoma Macao Commercial Offshore Limited (“Sonoma Macao”) is to obtain Sonoma Macao’s qualification as a commercial offshore entity in Macao as part of the corporate reorganization discussed on pages 83-84 of the revised draft Registration Statement. As Sonoma Macao does not have any assets or liabilities other than a qualification license as a commercial offshore entity in Macao, the Company determined that the acquisition did not meet the definition of a business as pursuant to ASC 805-20-20 and ASC 805-10-55-

4 through 805-10-55-9, and hence shall be accounted for as an asset acquisition of its license for commercial offshore entity in Macao.

The Company has revised the disclosure in Note 16 on page F-38 to provide further details about how the Company will account for this acquisition.

Note 18 – Restricted Net Assets, page F-32

41.	Please revise this note to include the disclosures required by Rule 12-04(b) of Regulation S-X or tell us why no such revisions are necessary.

Response:

The Company respectfully advises the Staff that no dividends were declared by the Company’s subsidiaries to the Company for the years ended December 31, 2010, 2011 and 2012 and the three months ended March 31, 2012 and 2013, respectively.

In response to the Staff’s comment, the Company has revised the disclosure in Note 18 on pages F-39-40 to provide the requested disclosure.

*    *    *

The Company acknowledges the following:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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If you have any questions or require any additional information with respect to any of the matters discussed in this letter, please call Mark Voll, Chief Financial Officer of the Registrant, at +86 21 6128-5678 extension 8618, Portia Ku of O’Melveny & Myers LLP at (650) 473-2630, or Eric Sibbitt of O’Melveny & Myers LLP at (415) 984-8777.

Sincerely,

/s/ Portia Ku

PORTIA KU

of O’Melveny and Myers LLP